Fair Value Option	12 Months Ended
Dec. 31, 2015
Fair Value Option [Abstract]
Fair Value Option
Fair Value Option
Loans and Loan Commitments
The Corporation elects to account for certain commercial loans and loan commitments that exceed the Corporation’s single name credit risk concentration guidelines under the fair value option. Lending commitments, both funded and unfunded, are actively managed and monitored and, as appropriate, credit risk for these lending relationships may be mitigated through the use of credit derivatives, with the Corporation’s public side credit view and market perspectives determining the size and timing of the hedging activity. These credit derivatives do not meet the requirements for designation as accounting hedges and therefore are carried at fair value with changes in fair value recorded in other income (loss). Electing the fair value option allows the Corporation to carry these loans and loan commitments at fair value, which is more consistent with management’s view of the underlying economics and the manner in which they are managed. In addition, election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the credit derivatives at fair value. The Corporation also elected the fair value option for certain loans held in consolidated VIEs.
Loans Held-for-sale
The Corporation elects to account for residential mortgage LHFS, commercial mortgage LHFS and certain other LHFS under the fair value option with interest income on these LHFS recorded in other interest income. These loans are actively managed and monitored and, as appropriate, certain market risks of the loans may be mitigated through the use of derivatives. The Corporation has elected not to designate the derivatives as qualifying accounting hedges and therefore they are carried at fair value with changes in fair value recorded in other income (loss). The changes in fair value of the loans are largely offset by changes in the fair value of the derivatives. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at the lower of cost or fair value and the derivatives at fair value. The Corporation has not elected to account for certain other LHFS under the fair value option primarily because these loans are floating-rate loans that are not hedged using derivative instruments.
Loans Reported as Trading Account Assets
The Corporation elects to account for certain loans that are held for the purpose of trading and are risk-managed on a fair value basis under the fair value option.
Other Assets
The Corporation elects to account for certain private equity investments that are not in an investment company under the fair value option as this measurement basis is consistent with applicable accounting guidance for similar investments that are in an investment company. The Corporation also elects to account for certain long-term fixed-rate margin loans that are hedged with derivatives under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the derivatives at fair value.
Securities Financing Agreements
The Corporation elects to account for certain securities financing agreements, including resale and repurchase agreements, under the fair value option based on the tenor of the agreements, which reflects the magnitude of the interest rate risk. The majority of securities financing agreements collateralized by U.S. government securities are not accounted for under the fair value option as these contracts are generally short-dated and therefore the interest rate risk is not significant.
Long-term Deposits
The Corporation elects to account for certain long-term fixed-rate and rate-linked deposits that are hedged with derivatives that do not qualify for hedge accounting under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the financial instruments at historical cost and the derivatives at fair value. The Corporation has not elected to carry other long-term deposits at fair value because they were not hedged using derivatives.
Short-term Borrowings
The Corporation elects to account for certain short-term borrowings, primarily short-term structured liabilities, under the fair value option because this debt is risk-managed on a fair value basis.
The Corporation elects to account for certain asset-backed secured financings, which are also classified in short-term borrowings, under the fair value option. Election of the fair value option allows the Corporation to reduce the accounting volatility that would otherwise result from the asymmetry created by accounting for the asset-backed secured financings at historical cost and the corresponding mortgage LHFS securing these financings at fair value.
Long-term Debt
The Corporation elects to account for certain long-term debt, primarily structured liabilities, under the fair value option. This long-term debt is either risk-managed on a fair value basis or the related hedges do not qualify for hedge accounting.
The table below provides information about the fair value carrying amount and the contractual principal outstanding of assets and liabilities accounted for under the fair value option at December 31, 2015 and 2014.

Fair Value Option Elections

	December 31
	2015			2014
(Dollars in millions)	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal	Fair Value Carrying Amount	Contractual Principal Outstanding	Fair Value Carrying Amount Less Unpaid Principal
Federal funds sold and securities borrowed or purchased under agreements to resell	$55,143	$54,999	$144	$62,182	$61,902	$280
Loans reported as trading account assets (1)	4,995	9,214	(4,219)	4,607	8,487	(3,880)
Trading inventory – other	8,149	n/a	n/a	6,865	n/a	n/a
Consumer and commercial loans	6,938	7,293	(355)	8,681	8,925	(244)
Loans held-for-sale	4,818	6,157	(1,339)	6,801	8,072	(1,271)
Other assets	275	270	5	253	270	(17)
Long-term deposits	1,116	1,021	95	1,469	1,361	108
Federal funds purchased and securities loaned or sold under agreements to repurchase	24,574	24,718	(144)	35,357	35,332	25
Short-term borrowings	1,325	1,325	—	2,697	2,697	—
Unfunded loan commitments	658	n/a	n/a	405	n/a	n/a
Long-term debt (2)	30,097	30,593	(496)	36,404	35,815	589

(1)
A significant portion of the loans reported as trading account assets are distressed loans which trade and were purchased at a deep discount to par, and the remainder are loans with a fair value near contractual principal outstanding.

(2)	Includes structured liabilities with a fair value of $29.0 billion and $35.3 billion, and contractual principal outstanding of $29.4 billion and $34.6 billion at December 31, 2015 and 2014.
n/a = not applicable
The following tables provide information about where changes in the fair value of assets and liabilities accounted for under the fair value option are included in the Consolidated Statement of Income for 2015, 2014 and 2013.

Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option

	2015
(Dollars in millions)	Trading Account Profits (Losses)	Mortgage Banking Income (Loss)	Other Income (Loss)	Total
Federal funds sold and securities borrowed or purchased under agreements to resell	$(195)	$—	$—	$(195)
Loans reported as trading account assets	(199)	—	—	(199)
Trading inventory – other (1)	1,284	—	—	1,284
Consumer and commercial loans	52	—	(295)	(243)
Loans held-for-sale (2)	(36)	673	63	700
Other assets	—	—	10	10
Long-term deposits	1	—	13	14
Federal funds purchased and securities loaned or sold under agreements to repurchase	33	—	—	33
Short-term borrowings	3	—	—	3
Unfunded loan commitments	—	—	(210)	(210)
Long-term debt (3, 4)	2,107	—	(633)	1,474
Total	$3,050	$673	$(1,052)	$2,671

	2014
Federal funds sold and securities borrowed or purchased under agreements to resell	$(114)	$—	$—	$(114)
Loans reported as trading account assets	(87)	—	—	(87)
Trading inventory – other (1)	1,091	—	—	1,091
Consumer and commercial loans	(24)	—	69	45
Loans held-for-sale (2)	(56)	798	83	825
Long-term deposits	23	—	(26)	(3)
Federal funds purchased and securities loaned or sold under agreements to repurchase	4	—	—	4
Short-term borrowings	52	—	—	52
Unfunded loan commitments	—	—	(64)	(64)
Long-term debt (3)	239	—	407	646
Total	$1,128	$798	$469	$2,395

	2013
Federal funds sold and securities borrowed or purchased under agreements to resell	$(44)	$—	$—	$(44)
Loans reported as trading account assets	83	—	—	83
Trading inventory – other (1)	1,355	—	—	1,355
Consumer and commercial loans	(28)	(38)	240	174
Loans held-for-sale (2)	7	966	75	1,048
Other assets	—	—	(77)	(77)
Long-term deposits	30	—	84	114
Federal funds purchased and securities loaned or sold under agreements to repurchase	(36)	—	—	(36)
Asset-backed secured financings	—	(91)	—	(91)
Short-term borrowings	(70)	—	—	(70)
Unfunded loan commitments	—	—	180	180
Long-term debt (3)	(602)	—	(649)	(1,251)
Total	$695	$837	$(147)	$1,385

(1)	The gains (losses) in trading account profits (losses) are primarily offset by gains (losses) on trading liabilities that hedge these assets.

(2)	Includes the value of IRLCs on funded loans, including those sold during the period.

(3)
The majority of the net gains (losses) in trading account profits relate to the embedded derivative in structured liabilities and are offset by gains (losses) on derivatives and securities that hedge these liabilities. In connection with the implementation of new accounting guidance relating to DVA on structured liabilities accounted for at fair value under the fair value option, unrealized DVA gains (losses) in 2015 are recorded in accumulated OCI while realized gains (losses) are recorded in other income (loss); for years prior to 2015, the realized and unrealized gains (losses) are reflected in other income (loss). For more information on the implementation of new accounting guidance, see Note 1 – Summary of Significant Accounting Principles.

(4)
For the cumulative impact of changes in the Corporation’s credit spreads and the amount recognized in OCI, see Note 14 – Accumulated Other Comprehensive Income (Loss). For more information on how the Corporation’s own credit spread is determined, see Note 20 – Fair Value Measurements.

Gains (Losses) Related to Borrower-specific Credit Risk for Assets Accounted for Under the Fair Value Option

	December 31
(Dollars in millions)	2015	2014	2013
Loans reported as trading account assets	$37	$28	$56
Consumer and commercial loans	(200)	32	148
Loans held-for-sale	37	84	225